Financial Instruments (Narrative) (Details) - Level 3 [Member]	12 Months Ended
Dec. 31, 2019 Years
Disclosure of risk management strategy related to hedge accounting [line items]
Remaining contractual term of put option	3.26
Expected dividend yield	0.00%
Bottom of range [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected volatility	27.30%
Top of range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expected volatility	33.90%